DERIVATIVE INSTRUMENTS (Details 3) - Millburn Multi Markets Trading L P [Member]	12 Months Ended
	Dec. 31, 2018 USD ($) Contract	Dec. 31, 2017 USD ($) Contract
Average bought	55,477	35,579
Average sold	55,961	34,774
Average notional | $	$ 4,775,000,000	$ 3,685,000,000